Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 7 — Fair Value Measurements

The following table presents information about the Company’s asset and liabilities that were measured at fair value on a recurring basis as of September 30, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Money Market Funds held in Trust Account	$254,845,389	$254,845,389	$—	$—
Liabilities:
FPA Liability	$4,225,138	$—	$—	$4,225,138
Warrant Liability – Private Placement Warrants	7,510,700	—	—	7,510,700
Warrant Liability – Public Warrants	11,722,502	11,722,502	—	—
	$23,458,340	$11,722,502	$—	$11,735,838

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Condensed Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants in the Condensed Statements of Operations.

Initial Measurement

The Company established the initial fair value of the Public Warrants and Private Placement Warrants on March 5, 2021, the date of the Company’s IPO and on March 10, 2021 for the additional purchase of Private Placement Warrants. The initial fair value of the Public Warrants and Private Placement Warrants were established using a Monte Carlo simulation model. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation as of March 5, 2021 and March 10, 2021 were as follows:

Input	Warrant Liability	FPA Liability
Expected term (years)	6.2	1.2
Expected volatility	24.2%	24.4%
Risk-free interest rate	1.1%	0.1%
Stock price	$9.56	$9.56

Subsequent Measurement

The fair value of the Public Warrants at September 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market. As of September 30, 2021, the aggregate value of Public Warrants was $11,722,502.

The fair value of the Private Placement Warrants and FPA liability were established using a Monte Carlo simulation model.

The key inputs into the Monte Carlo simulation as of September 30, 2021 were as follows:

Input	Warrant Liability	FPA Liability
Expected term (years)	5.29	0.27
Expected volatility	29.3%
Risk-free interest rate	1.03%	0.04%
Stock price	$9.98	$9.88
Warrant value		$1.39

The following table sets forth a summary of the changes in the fair value of the Level 3 liability for the nine months ended September 30, 2021:

	Warrant Liability	FPA Liability
Fair value as of December 31, 2020	$—	$—
Initial fair value of warrant liability and FPA liability	18,421,695	558,090
Transfer out of Level 3 to Level 1	(8,494,567)	—
Change in fair value	(2,416,428)	3,667,048
Fair value as of September 30, 2021	$7,510,700	$4,225,138